Related Parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Parties

40.	RELATED PARTIES

(a)	Subsidiaries, associates and joint ventures
The subsidiaries, associates and joint ventures of the Company are disclosed in note 42.
All transactions and balances with these related parties have been eliminated in accordance with and to the extent required by IFRS 10
Consolidated Financial Statements
, IFRS 11
Joint Arrangements
and IAS 28
Investments in Associates and Joint Ventures.

(b)	Key management remuneration
Key management personnel include executive directors and prescribed officers (“Executive Committee”). The total key management remuneration amounted to US$23.6 million (2019: US$21.3 million) for 2020.
The details of key mangement personnel, including remuneration and participation in the Gold Fields Limited share scheme and LTIP are disclosed in note 40 (c).

(c)	Directors’ and prescribed officers’ remuneration
None of the directors and officers of Gold Fields or, to the knowledge of Gold Fields, their families, had any interest, direct or indirect, in any transaction during the last three fiscal periods or in any proposed transaction which has affected or will materially affect Gold Fields or its investment interests or subsidiaries, other than as stated below.
None of the directors or officers of Gold Fields or any associate of such director or officer is currently or has been at any time during the past three fiscal periods indebted to Gold Fields.
At 31 December 2020, the Executive Committee and
non-executive
directors’ beneficial interest in the issued and listed stated capital of the Company was 0.3% (2019: 0.1% and 2018: 0.1%). No one director’s interest individually exceeds 1% of the issued stated capital or voting control of the Company.

Non-executive	directors (“NEDs”)

NEDs’	fees reflect their services as directors and services on various sub-committees on which they serve.
NEDs do not participate in any of the short- or long-term incentive plans and there are no arrangements in place for compensation to be awarded in the case of loss of office.
The Remuneration Committee seeks to align NEDs fees to the median of an appropriate peer group and reviews fee structures for NEDs on an annual basis. Approval is sought from shareholders after recommendation by the Board at the Annual General Meeting.
The following table summarises the remuneration for NEDs for the years ended 31 December 2020 and 2019:

	Board fees
	Directors Fees	Committee Fees	Total
	US$‘000	US$‘000	US$‘000
C Carolus	194.9	—	194.9
R Menell	126.9	—	126.9
Y Suleman	63.4	64.3	127.7
P Bacchus	80.4	84.2	164.6
S Reid 1	80.4	56.4	136.8
T Goodlace	63.4	44.1	107.5
A Andani 2	80.4	42.0	122.4
C Letton	80.4	68.0	148.4
P Mahanyele	63.4	27.7	91.1

Total - 2020	833.6	386.7	1,220.3

C Carolus	215.8	—	215.8
R Menell	140.5	—	140.5
Y Suleman	70.8	65.7	136.5
P Bacchus	79.3	72.9	152.2
S Reid 1	79.3	62.9	142.2
T Goodlace	70.8	35.8	106.6
A Andani 2	79.3	46.0	125.3
C Letton	79.3	51.6	130.9
P Mahanyele	70.8	30.0	100.8

Total - 2019	885.9	364.9	1,250.8

1
Steven Reid is a director of Gold Fields Netherlands Services BV and Gold Fields Orogen Holdings (BVI) Limited. He received US$34,960 (2019: US$14,351 earned effective 1 August 2019) for duties performed on behalf of these entities.

2	Alhassan Andani is a director of GF Ghana Limited and Abosso Goldfields Limited. He received US$69,682 (2019: US$70,021) for duties performed on behalf of these entities.

Executive Committee
The following table summarises the remuneration for executive directors and prescribed officers for the years ended 31 December 2020 and 2019
:

	Salary 1	Pension fund contribution	Cash incentive 2	Other 3	Share-based payment expense 4	Total
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Executive directors
N Holland	1,174.2	21.7	904.3	3.1	1,976.1	4,079.4
P Schmidt	574.3	42.6	446.6	1.7	1,690.2	2,755.4

	1,748.5	64.3	1,350.9	4.8	3,666.3	6,834.8

Prescribed officers
L Rivera 5	708.6	130.4	—	389.4	1,147.1	2,375.5
A Baku 6	859.3	197.7	564.1	184.3	1,635.9	3,441.3
R Butcher	382.8	38.3	235.4	—	559.4	1,215.9
N Chohan	318.7	27.0	227.4	1.8	823.0	1,397.9
B Mattison	416.8	22.2	281.1	0.1	1,150.0	1,870.2
T Harmse 7	327.5	23.1	224.7	53.0	856.6	1,484.9
A Nagaser	229.5	23.8	158.1	0.4	526.2	938.0
S Mathews 8	493.6	56.9	333.6	25.1	906.1	1,815.3
M Preece 9	475.4	23.2	302.6	2.9	508.4	1,312.5
R Bardien10	279.0	23.6	117.6	—	539.8	960.0

	4,491.2	566.2	2,444.6	657.0	8,652.5	16,811.5
Total - 2020	6,239.7	630.5	3,795.5	661.8	12,318.8	23,646.3

Executive directors

N Holland	1,226.8	24.2	913.4	0.1	1,936.5	4,101.0
P Schmidt	608.3	46.1	499.4	1.9	1,331.7	2,487.4

	1,835.1	70.3	1,412.8	2.0	3,268.2	6,588.4

Prescribed officers
L Rivera 5	553.5	58.5	142.6	241.8	780.9	1,777.3
A Baku 6	839.7	193.1	533.3	103.8	1,573.1	3,243.0
R Butcher	363.4	36.3	218.0	—	501.1	1,118.8
N Chohan	352.8	24.2	242.0	1.6	649.7	1,270.3
B Mattison	441.4	24.2	298.6	—	969.8	1,734.0
T Harmse	354.3	25.1	243.5	5.4	680.5	1,308.8
A Nagaser	234.2	24.6	160.1	1.9	405.2	826.0
S Mathews 8	472.1	54.5	311.6	7.3	697.0	1,542.5
M Preece 9	514.3	25.1	271.8	—	362.7	1,173.9
R Bardien10	285.0	24.2	116.9	—	268.4	694.5

	4,410.7	489.8	2,538.4	361.8	6,888.4	14,689.1

Total - 2019	6,245.8	560.1	3,951.2	363.8	10,156.6	21,277.5

1
The total US$ amounts paid for 2020 and included in salary were as follows: NJ Holland US$424,550 (2019: US$416,670), P Schmidt US$129,600 (2019: US$127,190) and B Mattison US$92,100 (2019: US$90,370).

2	The annual bonuses for the year ended 31 December 2019 and 31 December 2020 were paid in February/March 2020 and February/March 2021, respectively.
3	Other payments include business related reimbursements and incidental payments unless otherwise stated.
4	The share-based payment expense is calculated in terms of IFRS and are not the cash amounts paid.
5	Other payments for other payments for 2019 and 2020 include advance payment of portion of estimated Utilidades. Benefit includes use of a company-owned vehicle .
6	Other payments for 2019 relate to leave encashment and for 2020 approved profit share bonus, leave encashment and leave travel allowances. Benefit includes use of a company-owned vehicle.
7	Other payments for 2020 relate to an approved bonus for handover to the newly appointed Company Secretary, for her role as acting Company Secretary.
8	Other payments for 2019 and 2020 relate to bonus payment for most improved and best operation bonus scheme. May avail of company-provided local transportation at operations, on non-exclusive basis.
9	M Preece may avail of company-provided local transportation at operations, on a non-exclusive basis.
10
Elected prior to the determination of the annual performance bonus for 2019 and 2020, in line with the rules of the MSR policy, to defer 40% of her 2019 cash bonus (US$77,955) and 2020 cash bonus (US$78,398) into Restricted Shares. Prior to such election her full calculated annual performance bonus for 2019 was US$194,888 and for 2020 was US$195,995.